Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	30 June 2021 A$	30 June 2020 A$

Current
Trade payables	106,893	157,644
Accrued expenses	625,980	210,734
Other payables	25,621	16,019
Total	758,494	384,397